ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares
ASSETS
Cash and cash equivalents	¥ 4,452,416	$ 609,978	¥ 4,177,890		¥ 7,165,584
Short term investments	3,394,073	464,987	15,000
Amount due from subsidiaries and VIEs | ¥	8,561		49,586
TOTAL ASSETS	48,132,618	6,594,142	45,818,572
LIABILITIES
TOTAL LIABILITIES	23,886,399	3,272,424	23,808,715
EQUITY
Ordinary shares (USD0.00001 par value per share 5,000,000,000 shares authorized, 326,552,504 shares issued and 315,226,128 shares outstanding as of December 31, 2023 and 296,540,988 shares issued and 283,981,320 shares outstanding as of December 31, 2024, respectively)	21	3	22
Treasury stock	(1,113,608)	(152,564)	(384,637)
Additional paid-in capital	4,339,413	594,497	6,059,439
Retained earnings	20,952,340	2,870,459	16,297,316
Other comprehensive (loss) income	11,877	1,627	(34,657)
TOTAL EQUITY	24,190,043	3,314,022	21,937,483
TOTAL LIABILITIES AND EQUITY	¥ 48,132,618	$ 6,594,142	¥ 45,818,572
Stockholders' Equity, Other Disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001		$ 0.00001
Ordinary shares, authorized (in shares)	5,000,000,000	5,000,000,000	5,000,000,000
Ordinary shares, issued (in shares)	296,540,988	296,540,988	326,552,504
Ordinary shares, outstanding (in shares)	283,981,320	283,981,320	315,226,128		322,792,063
Parent Company | Reportable Legal Entities
ASSETS
Cash and cash equivalents	¥ 274,514	$ 37,608	¥ 2,636
Short term investments	493,947	67,670
Prepaid expenses and other assets	12,080	1,656	16,202
Investments in subsidiaries and VIEs	20,393,966	2,793,962	21,933,951
TOTAL ASSETS	24,191,284	3,314,193	21,952,789
LIABILITIES
Accrued expenses and other current liabilities	1,241	171	1,153
Amount due to a subsidiary | ¥			14,153
TOTAL LIABILITIES	1,241	171	15,306
EQUITY
Ordinary shares (USD0.00001 par value per share 5,000,000,000 shares authorized, 326,552,504 shares issued and 315,226,128 shares outstanding as of December 31, 2023 and 296,540,988 shares issued and 283,981,320 shares outstanding as of December 31, 2024, respectively)	21	3	22
Treasury stock	(1,113,608)	(152,564)	(384,637)
Additional paid-in capital	4,339,413	594,497	6,059,439
Retained earnings	20,952,340	2,870,459	16,297,316
Other comprehensive (loss) income	11,877	1,627	(34,657)
TOTAL EQUITY	24,190,043	3,314,022	21,937,483
TOTAL LIABILITIES AND EQUITY	¥ 24,191,284	$ 3,314,193	¥ 21,952,789
Stockholders' Equity, Other Disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Ordinary shares, authorized (in shares)	5,000,000,000	5,000,000,000	5,000,000,000
Ordinary shares, issued (in shares)	296,540,988	296,540,988	326,552,504
Ordinary shares, outstanding (in shares)	283,981,320	283,981,320	315,226,128
Parent Company | Reportable Legal Entities | Subsidiaries and VIEs
ASSETS
Amount due from subsidiaries and VIEs	¥ 3,016,777	$ 413,297